Leases	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
LEASES

NOTE 9 - LEASES

The Company and its subsidiaries, Foresight Ltd and Eye Net, currently has a 3-year lease for its offices with an option to extend the lease for another 3 years. The Company also currently leases several vehicles, each for a term of 3 years. The Company has no finance leases.

Supplemental cash flow information related to operating leases was as follows:

Year Ended December 31, 2021
Cash payments for operating leases	$460
New operating lease assets obtained in exchange for operating lease liabilities	$1,824

As of December 31, 2021, the Company’s operating leases had a weighted average remaining lease term of 2.4 years and a weighted average discount rate of 5%. Future lease payments under operating leases as of December 31, 2021 were as follows:

Operating Leases
2022	$624
2023	593
2024	550
2025	542
2026	542
2027	254
Total future lease payments	3,105
Less imputed interest	(375)
Total lease liability balance	$2,730